Deferred Revenues	12 Months Ended
Dec. 31, 2018
Deferred Revenues [Abstract]
Deferred Revenues
31.	Deferred Revenues

Deferred revenue related to the Company’s construction contracts for the years ended December 31, 2017 and 2018 are as follows which included in current and non-current non-financial liabilities in the consolidated statements of financial position:

		2017	2018
		In millions of won
Beginning balance	￦	7,825,765	8,325,181
Increase during the current year		978,389	875,930
Recognized as revenue during the current year		(478,973)	(594,548)

Ending balance	￦	8,325,181	8,606,563